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                                             MetLife Letterhead

                                             JOHN M. RICHARDS
                                             SENIOR COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA  02116-3700



New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700


                                                     September 5, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

         Re:      New England Variable Annuity Separate Account
                  File No. 811-08828

Commissioners:

Semi-Annual Reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                             Sincerely,

                                             /s/ John M. Richards
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company